Note 5 - Tax Status	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]

Note 5 - Tax Status

The Plan document is a volume submitter salary deferral plan with cash or deferred arrangements (CODA) that received a favorable opinion letter from the Internal Revenue Service (IRS) dated June 30, 2020, which stated that the Plan, as then designed, was in accordance with applicable sections of the Internal Revenue Code (IRC). The Plan administrator believes that the Plan is both designed and currently being operated in compliance with the applicable requirements of the IRC.

In accordance with guidance on accounting for uncertainty in income taxes, the Plan administrator has evaluated the Plan’s tax position and does not believe the Plan has any uncertain tax positions that require disclosure or adjustment to the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan was formed on December 1, 2012, and has no open tax years before that time.